RISK MANAGEMENT - Regulatory capital management (Details)	12 Months Ended
Dec. 31, 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Capital Conversion Buffer	1.50%
Systematic Risk Buffer	1.00%
Decrees established a minimum leverage ratio	3.00%
Bottom of range [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Solvency Risk Ratio	9.00%
Basic Solvency Risk Ratio	4.50%
Additional Tier 1 Percentage	6.00%